Premises, equipment and computer software - Schedule of Premise, Equipment, and Computer Software (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Cost	$ 400,204	$ 385,901
Accumulated depreciation	(249,452)	(227,668)
Net carrying value	150,752	158,233
Total depreciation charged to operating expenses	29,213	26,636	$ 26,137
Land
Property, Plant and Equipment [Line Items]
Cost	8,730	8,730
Accumulated depreciation	0	0
Net carrying value	8,730	8,730
Buildings
Property, Plant and Equipment [Line Items]
Cost	164,171	156,756
Accumulated depreciation	(71,721)	(66,370)
Net carrying value	92,450	90,386
Total depreciation charged to operating expenses	5,511	4,492	4,283
Equipment
Property, Plant and Equipment [Line Items]
Cost	25,150	22,928
Accumulated depreciation	(15,930)	(17,062)
Net carrying value	9,220	5,866
Total depreciation charged to operating expenses	1,929	1,524	1,413
Computer hardware and software in use
Property, Plant and Equipment [Line Items]
Cost	197,165	189,380
Accumulated depreciation	(161,801)	(144,236)
Net carrying value	35,364	45,144
Total depreciation charged to operating expenses	21,773	20,620	$ 20,441
Computer software in development
Property, Plant and Equipment [Line Items]
Cost	4,988	8,107
Accumulated depreciation	0	0
Net carrying value	$ 4,988	$ 8,107